Summary of significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2018
Summary of significant accounting policies
Basis of presentation

(a)          Basis of presentation

The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP").

Translations of balances in the consolidated balance sheet, consolidated income statement, consolidated statement of comprehensive income and consolidated statement of cash flows from Renminbi ("RMB") into the United States Dollar ("US$") as of and for the year ended March 31, 2018 are solely for the convenience of the readers and are calculated at the rate of US$1.00=RMB6.2726, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board on March 30, 2018. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at such rate, or at any other rate.

Use of estimates

(b)          Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Consolidation

(c)             Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries, which include the wholly-foreign owned enterprises ("WFOEs") and variable interest entities ("VIEs") over which the Company is the primary beneficiary. All transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation. The results of subsidiaries acquired or disposed of are recorded in the consolidated income statements from the effective date of acquisition or up to the effective date of disposal, as appropriate.

A subsidiary is an entity in which (i) the Company directly or indirectly controls more than 50% of the voting power; or (ii) the Company has the power to appoint or remove the majority of the members of the board of directors or to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee pursuant to a statute or under an agreement among the shareholders or equity holders. A VIE is required to be consolidated by the primary beneficiary of the entity if the equity holders in the entity do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties.

Due to legal restrictions on foreign ownership and investment in, among other areas, value-added telecommunications services, which include the operations of Internet content providers, the Company operates its Internet and other businesses in which foreign investment is restricted or prohibited in the PRC through certain PRC domestic companies. The equity interests of these PRC domestic companies are held by PRC citizens or by PRC entities owned and/or controlled by PRC citizens. Specifically, these PRC domestic companies that are material to the Company's business are Zhejiang Taobao Network Co., Ltd., Zhejiang Tmall Network Co., Ltd., Alibaba Cloud Computing Ltd., Hangzhou Alibaba Advertising Co., Ltd. and Youku Information Technology (Beijing) Co., Ltd. The registered capital of these PRC domestic companies was funded by the Company through loans extended to the equity holders of these PRC domestic companies. The Company has entered into certain exclusive technical services agreements with these PRC domestic companies, which entitle it to receive a majority of their residual returns and make it obligatory for the Company to absorb a majority of the risk of losses from their activities. In addition, the Company has entered into certain agreements with the equity holders of these PRC domestic companies, including loan agreements that require them to contribute registered capital to those PRC domestic companies, exclusive call option agreements to acquire the equity interests in these companies when permitted by the PRC laws, rules and regulations, equity pledge agreements of the equity interests held by those equity holders, and proxy agreements that irrevocably authorize individuals designated by the Company to exercise the equity owner's rights over these PRC domestic companies.

Details of the typical structure of the Company's significant VIEs are set forth below:

(i)	Contracts that give the Company effective control of VIEs
Loan agreements

Pursuant to the relevant loan agreements, the respective WFOEs have granted loans to the equity holders of the VIEs, which may only be used for the purpose of its business operation activities agreed by the WFOEs. The WFOEs may require acceleration of repayment at their absolute discretion. When the equity holders of the VIEs make early repayment of the outstanding amount, the WFOEs or a third-party designated by the WFOEs may purchase the equity interests in the VIEs at a price equal to the outstanding amount of the loan, subject to any applicable PRC laws, rules and regulations. The equity holders of the VIEs undertake not to enter into any prohibited transactions in relation to the VIEs, including the transfer of any business, material assets, intellectual property rights or equity interests in the VIEs to any third party.

Exclusive call option agreements

The equity holders of the VIEs have granted the WFOEs exclusive call options to purchase their equity interest in the VIEs at an exercise price equal to the higher of (i) the paid-in registered capital in the VIEs; and (ii) the minimum price as permitted by applicable PRC law. Each relevant VIE has further granted the relevant WFOE an exclusive call option to purchase its assets at an exercise price equal to the book value of the assets or the minimum price as permitted by applicable PRC laws, whichever is higher. Certain VIEs and their equity holders will also jointly grant the WFOEs (A) exclusive call options to request the VIEs to decrease their registered capital at an exercise price equal to the higher of (i) the paid-in registered capital in the VIEs and (ii) the minimum price as permitted by applicable PRC law (the "Capital Decrease Price"), and (B) exclusive call options to subscribe for the increased capital of the VIEs at a price equal to the sum of the Capital Decrease Price and the unpaid registered capital, if applicable, as of the capital decrease. The WFOEs may nominate another entity or individual to purchase the equity interest or assets, or to subscribe for the increased capital, if applicable, under the call options. Execution of each call option shall not violate the applicable PRC laws, rules and regulations. Each equity holder of the VIE has agreed that the following amounts, to the extent in excess of the original registered capital that they contributed to the VIE (after deduction of relevant tax expenses), belong to and shall be paid to the WFOEs: (i) proceeds from the transfer of its equity interests in the VIE, (ii) proceeds received in connection with a capital decease in the VIE, and (iii) distributions or liquidation residuals from the disposal of its equity interests in the VIE upon termination or liquidation. Moreover, any profits, distributions or dividends (after deduction of relevant tax expenses) received by the VIEs also belong to and shall be paid to the WFOEs. The exclusive call option agreements remain in effect until the equity interest or assets that are the subject of these agreements are transferred to the WFOEs.

Proxy agreements

Pursuant to the relevant proxy agreements, the equity holders of the VIEs irrevocably authorize any person designated by the WFOEs to exercise their rights as the equity holders of the VIEs, including without limitation the right to vote and appoint directors.

Equity pledge agreements

Pursuant to the relevant equity pledge agreements, the equity holders of the VIEs have pledged all of their interests in the equity of the VIEs as a continuing first priority security interest in favor of the corresponding WFOEs to secure the outstanding amounts advanced under the relevant loan agreements described above and to secure the performance of obligations by the VIEs and/or the equity holders under the other structure contracts. Each WFOE is entitled to exercise its right to dispose of the pledged interests in the equity of the VIE held by the equity holders and has priority in receiving payment by the application of proceeds from the auction or sale of such pledged interests, in the event of any breach or default under the loan agreement or other structure contracts, if applicable. These equity pledge agreements remain in force until the earlier of (i) the full performance of the contractual arrangements by the relevant parties, and (ii) the full repayment of the loans made to the equity holders of the VIEs.

(ii)	Contracts that enable the Company to receive substantially all of the economic benefits from the VIEs
Exclusive technology services agreements or exclusive services agreements

Each relevant VIE has entered into an exclusive technology services agreement or an exclusive services agreement with the respective WFOE, pursuant to which the relevant WFOE provides exclusive services to the VIE. In exchange, the VIE pays a service fee to the WFOE, the amount of which shall be determined, to the extent permitted by applicable PRC laws as proposed by the WFOE, resulting in a transfer of substantially all of the profits from the VIE to the WFOE.

Other arrangements

The exclusive call option agreements described above also entitle the WFOEs to all profits, distributions or dividends (after deduction of relevant tax expenses) to be received by the VIEs, and the following amounts, to the extent in excess of the original registered capital that they contributed to the VIEs (after deduction of relevant tax expenses) to be received by each equity holder of the VIEs: (i) proceeds from the transfer of its equity interests in the VIEs, (ii) proceeds received in connection with a capital decease in the VIEs, and (iii) distributions or liquidation residuals from the disposal of its equity interests in the VIEs upon termination or liquidation.

Based on these contractual agreements, the Company believes that the PRC domestic companies as described above should be considered as VIEs because the equity holders do not have significant equity at risk nor do they have the characteristics of a controlling financial interest. Given that the Company is the primary beneficiary of these PRC domestic companies, the Company believes that these VIEs should be consolidated based on the structure as described above.

The following financial information of the VIEs in the PRC was recorded in the accompanying consolidated financial statements:

	As of March 31,
	2017	2018
	(in millions of RMB)
Cash and cash equivalents and short-term investments	7,586	7,507
Investments in equity investees and investment securities	17,371	26,611
Accounts receivable, net of allowance	3,301	5,733
Amounts due from non-VIE subsidiaries of the Company	1,400	1,949
Prepayment for licensed copyrights	1,469	1,736
Property and equipment and intangible assets	4,738	6,788
Others	2,926	4,139
Total assets	38,791	54,463
Amounts due to non-VIE subsidiaries of the Company	25,317	41,090
Accruals for purchase of licensed copyrights	2,244	3,686
Accrued expenses, account payable and other liabilities	7,545	10,931
Deferred revenue and customer advances	3,338	4,997
Deferred tax liabilities	1,481	995
Total liabilities	39,925	61,699

	Year ended March 31,
	2016	2017	2018
	(in millions of RMB)
Revenue (i)	8,558	24,712	32,898
Net income (loss) (i)	35	(4,688)	(6,167)
Net cash provided by operating activities	1,224	3,220	5,547
Net cash used in investing activities	(7,160)	(2,557)	(20,366)
Net cash provided by financing activities	6,494	2,688	14,286

(i)	Revenue and net income (loss) earned and incurred by the VIEs are primarily from mobile media and entertainment services, cloud computing services and others.

The VIEs did not have any material related party transactions except for the related party transactions which are disclosed in Note 21 or elsewhere in these consolidated financial statements, and those transactions with other subsidiaries that are not VIEs, which were eliminated upon consolidation.

Under the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs and can have assets transferred out of the VIEs under its control. Therefore, the Company considers that there is no asset in any of the VIEs that can be used only to settle obligations of the VIEs, except for registered capital and PRC statutory reserves. As all VIEs are incorporated as limited liability companies under the Company Law of the PRC, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the VIEs.

Currently there is no contractual arrangement which requires the Company to provide additional financial support to the VIEs. However, as the Company conducts its businesses primarily based on the licenses and approvals held by its VIEs, the Company has provided and will continue to provide financial support to the VIEs considering the business requirements of the VIEs, as well as the Company's own business objectives in the future.

Unrecognized revenue-producing assets held by the VIEs include certain Internet content provision and other licenses, domain names and trademarks. The Internet content provision and other licenses are required under relevant PRC laws, rules and regulations for the operation of Internet businesses in the PRC, and therefore are integral to the Company's operations. The Internet content provision licenses require that core PRC trademark registrations and domain names are held by the VIEs that provide the relevant services.

Business combinations and noncontrolling interests

(d)           Business combinations and noncontrolling interests

The Company accounts for its business combinations using the acquisition method of accounting in accordance with Accounting Standards Codification ("ASC") 805 "Business Combinations." The cost of an acquisition is measured as the aggregate of the acquisition date fair value of the assets transferred to the sellers and liabilities incurred by the Company and equity instruments issued. Transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets and liabilities acquired or assumed are measured separately at their fair values as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total costs of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated income statements. During the measurement period, which can be up to one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated income statements.

In a business combination achieved in stages, the Company re-measures the previously held equity interest in the acquiree immediately before obtaining control at its acquisition date fair value and the re-measurement gain or loss, if any, is recognized in the consolidated income statements.

When there is a change in ownership interests or a change in contractual arrangements that results in a loss of control of a subsidiary, the Company deconsolidates the subsidiary from the date control is lost. Any retained noncontrolling investment in the former subsidiary is measured at fair value and is included in the calculation of the gain or loss upon deconsolidation of the subsidiary.

For the Company's non-wholly owned subsidiaries, a noncontrolling interest is recognized to reflect portion of equity that is not attributable, directly or indirectly, to the Company. When the noncontrolling interest is contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Company, the noncontrolling interest is classified as mezzanine equity. The Company accretes changes in the redemption value over the period from the date that it becomes probable that the mezzanine equity will become redeemable to the earliest redemption date using the effective interest method. Consolidated net income in the consolidated income statements includes net income (loss) attributable to noncontrolling interests and mezzanine equity holders when applicable. Net income (loss) attributable to mezzanine equity holders is included in net loss attributable to noncontrolling interests in the consolidated income statements, while it is excluded from the consolidated statements of changes in shareholders' equity. During the year ended March 31, 2018, net loss attributable to mezzanine equity holders amounted to RMB930 million. The cumulative results of operations attributable to noncontrolling interests, along with adjustments for share-based compensation expense arising from outstanding share-based awards relating to subsidiaries' shares, are also recorded as noncontrolling interests in the Company's consolidated balance sheets. Cash flows related to transactions with noncontrolling interests are presented under financing activities in the consolidated statements of cash flows.

Segment reporting

(e)           Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker (the "CODM"), which is comprised of certain members of the Company's management team. Historically, the Company had one single operating and reportable segment, namely the provision of online and mobile commerce and related services. Starting from the year ended March 31, 2017, the Company implemented operational changes in how the CODM manages the businesses of the Company to maximize efficiency in allocating resources and assessing performance. Consequently, the Company presents four operating and reportable segments as set out in Notes 1 and 25 to reflect the change.

Foreign currency translation

(f)           Foreign currency translation

The functional currency of the Company is US$. The Company's subsidiaries with operations in the PRC, Hong Kong, the United States and other jurisdictions generally use their respective local currencies as their functional currencies. The reporting currency of the Company is RMB as the major operations of the Company are within the PRC. The financial statements of the Company's subsidiaries, other than the subsidiaries with the functional currency of RMB, are translated into RMB using the exchange rate as of the balance sheet date for assets and liabilities and the average daily exchange rate for each month for income and expense items. Translation gains and losses are recorded in accumulated other comprehensive income or loss as a component of shareholders' equity.

In the financial statements of the Company's subsidiaries, transactions in currencies other than the functional currency are measured and recorded in the functional currency using the exchange rate in effect at the date of the transaction. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the functional currency are translated into the functional currency using the exchange rate at the balance sheet date. All gains and losses arising from foreign currency transactions are recorded in the consolidated income statements during the year in which they occur.

Revenue recognition

(g)         Revenue recognition

Revenue is principally comprised of customer management revenue, commissions on transactions, membership fees, cloud computing services revenue and other revenue. Revenue represents the fair value of the consideration received or receivable for the sales of goods and the provision of services in the ordinary course of the Company's activities and is recorded net of value-added tax ("VAT"). Consistent with the criteria of ASC 605 "Revenue Recognition" ("ASC 605"), the Company recognizes revenue when the following four revenue recognition criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been provided, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured.

Revenue arrangements with multiple deliverables are divided into separate units of accounting. The arrangement consideration is allocated at the inception of the arrangement to each element based on their relative fair values for revenue recognition purposes. The consideration is allocated to each element using vendor-specific objective evidence or third-party evidence of the standalone selling price for each deliverable, or if neither type of evidence is available, using management's best estimate of selling price. Revenue arrangements with multiple deliverables primarily relate to the sale of membership packages and customer management services on wholesale marketplaces and Youku's platforms, which are not significant to the Company's total revenue.

The Company evaluates if it is a principal or an agent in a transaction to determine whether revenue should be recorded on a gross or net basis. When the Company is primarily obligated in a transaction, is subject to inventory risk, has latitude in establishing prices and selecting suppliers, or has several but not all of these indicators, revenue is recorded on a gross basis. When the Company is not the primary obligor, does not bear the inventory risk and does not have the ability to establish the price, revenue is recorded on a net basis.

When services are exchanged or swapped for other services, revenue will be recognized based on the value of services being exchanged. The amount of revenue recognized for barter transactions was not material for each of the periods presented.

Revenue recognition policies for each type of services are as follows:
(i)	Customer management revenue

Within the core commerce segment, the Company provides the following customer management services to merchants on the Company's retail and wholesale marketplaces and certain third-party marketing affiliates' websites:

Pay for performance ("P4P") marketing services

P4P marketing services allow merchants to bid for keywords that match product or service listings appearing in search or browser results on the Company's marketplaces. Merchants bid for keywords through an online bidding system. The positioning of such listings and the price for such positioning are determined through an online auction system, which facilitates price discovery through a market-based mechanism. In general, merchants prepay for P4P marketing services and the related revenue is recognized when a user clicks their product or service listings.

Display marketing services

Display marketing services allow merchants to place advertisements in particular areas of a web page of the Company's marketplaces, at fixed prices or prices established by a real-time bidding system and in particular formats. In general, merchants need to prepay for display marketing and revenue is recognized ratably over the period in which the advertisement is displayed or when an advertisement is clicked or viewed by users.

The Company also places P4P marketing services content and display marketing content through the third-party marketing affiliate program. A substantial portion of customer management revenue generated through the third-party marketing affiliate program represented P4P marketing services revenue. In delivery of these customer management services, the Company, through the third-party marketing affiliate program, places the P4P marketing services content of the participating merchants on third-party websites in the forms of picture or text links through contextual relevance technology to match merchants' marketing content to the textual content of the third-party website and the users' attributes based on the Company's systems and algorithms. When such links on third-party websites are clicked, users are diverted to a landing page of the Company's marketplaces where listings of the participating merchant as well as similar products or services of other merchants are presented. In limited cases, the Company may embed a search box for one of its marketplaces on such third-party websites, and when a keyword is input into the search box, the user will be diverted to the Company's website where search results are presented. Revenue is recognized when such users further click on the P4P marketing content on such landing pages. The Company places display marketing content on third-party websites in a similar manner. Revenue is recognized ratably over the period in which the advertisement is displayed or when users click or view the advertisement.

P4P marketing services revenue as well as display marketing revenue generated on the Company's marketplaces or through the third-party marketing affiliate program are recorded on a gross basis when the Company is the primary obligor to the merchants in the arrangements. For third-party marketing affiliates with whom the Company has an arrangement to share such revenue, traffic acquisition cost is also recognized at the same time if the P4P marketing content on the landing page clicked by the users is from merchants participating in the third-party marketing affiliate program.

Taobaoke services

In addition, the Company offers the Taobaoke program which generates commissions from merchants for transactions completed by consumers sourced from certain third-party marketing affiliates' websites. The commission rates on Taobaoke are set by the merchants. The Company's portion of commission revenue is recognized at the time when the underlying transaction is completed and is recorded on a net basis principally because the Company is not the primary obligor as it does not have latitude in establishing prices or does not have inventory risk. In certain occasions where the Company is the primary obligor of the arrangement (such as arrangements where the Company is obligated to pay for website inventory costs in fixed amounts to third-party marketing affiliates regardless of whether commission revenue is generated from these marketing affiliates), such commission revenue is recorded on a gross basis.

Within the digital media and entertainment segment, the Company offers P4P marketing services to merchants and marketers on websites and mobile media operated by UCWeb. Revenue is recognized when a user clicks their product or service listings. In addition, marketers can also place advertisements on websites and mobile media operated by UCWeb and Youku's platforms in different formats, including video, banners, links, logos and buttons. Revenue is recognized ratably over the period in which the advertisement is displayed or when users click or view the advertisement.

(ii)	Commissions on transactions

The Company earns commissions from merchants when transactions are completed on certain retail marketplaces of the Company. Such commissions are generally determined as a percentage based on the value of merchandise being sold by the merchants. Revenue related to commissions is recognized in the consolidated income statements at the time when the underlying transaction is completed.

(iii)	Membership fees

The Company earns membership fees revenue from wholesale sellers in respect of the sale of membership packages and subscriptions which allow them to host premium storefronts on the Company's wholesale marketplaces, as well as the provision of other value-added services, and from customers in respect of the sale of membership packages which allow them to access premium content on Youku's paid content platforms. These service fees are paid in advance for a specific contracted service period. All these fees are initially deferred when received and revenue is recognized ratably over the term of the respective service contracts as the services are provided.

(iv)	Cloud computing services revenue

The Company earns cloud computing services revenue from the provision of services such as elastic computing, database, storage, network virtualization services, large scale computing, security, management and application services, big data analytics, and machine learning platform and IoT services. Revenue is recognized at the time when the services are provided or ratably over the term of the service contracts as appropriate.

(v)	Other revenue

Other revenue primarily consists of revenue from the sales of goods, which is mainly generated from Lazada (Note 4(h)) and Intime (Note 4(c)). Revenue from the sales of goods is recognized when the customer has accepted the goods and related risks and rewards of ownership. Receipts of fees in respect of all other incidental services provided by the Company are recognized when services are delivered and the amounts relating to such incidental services are not material to the Company's total revenue for each of the periods presented.

Cost of revenue

(h)           Cost of revenue

Cost of revenue consists primarily of cost of inventory, logistics costs, co-location and bandwidth fees, depreciation and maintenance costs for computers and other equipment, content costs, staff costs and share-based compensation expense, traffic acquisition costs, payment processing fees and other related incidental expenses that are directly attributable to the Company's principal operations.

Product development expenses

(i)           Product development expenses

Product development expenses consist primarily of staff costs and share-based compensation expense for research and development personnel and other expenses which are directly attributable to the development of new technologies and products for the businesses of the Company, such as the development of the Internet infrastructure, applications, operating systems, software, database and network.

The Company expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites or the development of software and website content. Costs incurred in the development phase are capitalized and amortized over the estimated product life. However, since the inception of the Company, the amount of costs qualifying for capitalization has been insignificant and as a result, all website and software development costs have been expensed as incurred.

Sales and marketing expenses

(j)           Sales and marketing expenses

Sales and marketing expenses consist primarily of online and offline advertising expenses, promotion expenses, staff costs and share-based compensation expense, sales commissions and other related incidental expenses that are incurred directly to attract or retain consumers and merchants for the Company's marketplaces, mobile products, transaction and service platforms as well as entertainment distribution platforms.

The Company expenses the costs of producing advertisements at the time production occurs, and expenses the costs of delivering advertisements in the period in which the advertising space or airtime is used. Advertising and promotional expenses totaled RMB5,524 million, RMB8,799 million and RMB16,814 million during the years ended March 31, 2016, 2017 and 2018, respectively.

Share-based compensation

(k)          Share-based compensation

Share-based awards granted are measured at fair value on grant date and share-based compensation expense is recognized (i) immediately at the grant date if no vesting conditions are required, or (ii) using the accelerated attribution method, net of estimated forfeitures, over the requisite service period. The fair value of share options is determined using the Black-Scholes valuation model and the fair value of restricted shares and restricted share units ("RSUs") is determined with reference to the fair value of the underlying shares. Share-based awards granted to non-employees are initially measured at fair value on the grant date and re-measured at each reporting date through the vesting date. Such value is recognized as an expense over the respective service period, net of estimated forfeitures. Share-based compensation expense, when recognized, is charged to the consolidated income statements with the corresponding entry to additional paid-in capital, liability or noncontrolling interests as disclosed in Note 2(d).

On each measurement date, the Company reviews internal and external sources of information to assist in the estimation of various attributes to determine the fair value of the share-based awards granted by the Company, including the fair value of the underlying shares, expected life and expected volatility. The Company is required to consider many factors and makes certain assumptions during this assessment. If any of the assumptions used to determine the fair value of the share-based awards change significantly in the future, share-based compensation expense may differ materially. The Company recognizes the impact of any revisions to the original forfeiture rate assumptions in the consolidated income statements, with a corresponding adjustment to equity.

Other employee benefits

(l)           Other employee benefits

The Company's subsidiaries in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain retirement, medical and other welfare benefits are provided to employees. The relevant labor regulations require the Company's subsidiaries in the PRC to pay the local labor and social welfare authorities monthly contributions based on the applicable benchmarks and rates stipulated by the local government. The relevant local labor and social welfare authorities are responsible for meeting all retirement benefits obligations and the Company's subsidiaries in the PRC have no further commitments beyond their monthly contributions. The contributions to the plan are expensed as incurred. During the years ended March 31, 2016, 2017 and 2018, contributions to such plan amounting to RMB2,094 million, RMB2,710 million and RMB3,587 million, respectively, were charged to the consolidated income statements.

The Company also makes payments to other defined contribution plans for the benefit of employees employed by subsidiaries outside of the PRC. Amounts contributed during the years ended March 31, 2016, 2017 and 2018 were insignificant.

Income taxes

(m)          Income taxes

The Company accounts for income taxes using the liability method, under which deferred income taxes are recognized for future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred taxes of a change in tax rates is recognized as income or expense in the period that includes the enactment date. Valuation allowance is provided on deferred tax assets to the extent that it is more likely than not that the asset will not be realizable in the foreseeable future.

Deferred taxes are also recognized on the undistributed earnings of subsidiaries, which are presumed to be transferred to the parent company and are subject to withholding taxes, unless there is sufficient evidence to show that the subsidiary has invested or will invest the undistributed earnings indefinitely or that the earnings will be remitted in a tax-free liquidation.

The Company adopts ASC 740 "Income Taxes" which prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures. The Company did not have significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of and for the years ended March 31, 2016, 2017 and 2018.

Government grants

(n)           Government grants

Government grants are recognized as income in other income, net or as a reduction of specific costs and expenses for which the grants are intended to compensate. Such amounts are recognized in the consolidated income statements upon receipts and all conditions attached to the grants are fulfilled.

Leases

(o)           Leases

Leases are classified as either capital or operating leases. Leases that transfer substantially all the benefits and risks incidental to the ownership of assets are accounted for as capital leases as if there was an acquisition of an asset and incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases wherein rental payments (net of any incentives received from the lessor) are recognized in the consolidated income statements on a straight-line basis over the lease terms. The Company had no significant capital leases for the years ended March 31, 2016, 2017 and 2018.

Cash and cash equivalents

(p)           Cash and cash equivalents

The Company considers all short-term, highly liquid investments with an original maturity of three months or less, when purchased, to be cash equivalents. Cash and cash equivalents primarily represent bank deposits, fixed deposits with maturities less than three months and investments in money market funds. As of March 31, 2017 and 2018, the Company had certain amounts of cash held in accounts managed by Alipay in connection with the provision of online and mobile commerce and related services for a total amount of RMB991 million and RMB1,687 million, respectively, which have been classified as cash and cash equivalents in the consolidated balance sheets.

Short-term investments

(q)           Short-term investments

Short-term investments consist primarily of investments in fixed deposits with maturities between three months and one year and investments in money market funds or other investments whereby the Company has the intention to redeem within one year. As of March 31, 2017 and 2018, the investments in fixed deposits that were recorded as short-term investments amounted to RMB1,075 million and RMB2,919 million, respectively. As of the same dates, the Company had certain amounts of short-term investments held in accounts managed by Alipay for a total amount of RMB982 million and RMB890 million, respectively.

VAT receivables

(r)           VAT receivables

VAT receivables mainly represent the advance settlement of relevant VAT refund amounts provided by the Company to its customers prior to receiving such VAT refund from tax authorities. Such amounts are recorded at the claimed refund amount less allowance for doubtful accounts relating to VAT receivables, and include accrued interest receivable as of the balance sheet date. Allowance for doubtful accounts relating to VAT receivables represent the Company's best estimate of the losses inherent in the outstanding portfolio of VAT receivables. The collection periods related to the VAT receivables generally range from three to six months. Judgment is required to determine the allowance amounts and whether such amounts are adequate to cover potential bad debts, and periodic reviews are performed to ensure such amounts continue to reflect the best estimate of the losses inherent in the outstanding portfolio of debts. For the years ended March 31, 2016, 2017 and 2018, allowance for doubtful accounts relating to VAT receivables amounting to RMB474 million, RMB1,321 million and RMB153 million were recorded in cost of revenue within the Company's core commerce segment. For the years ended March 31, 2016, 2017 and 2018, the charge-offs and recoveries in relation to the allowance for doubtful accounts relating to VAT receivables were insignificant.

Inventories

(s)           Inventories

Inventories mainly consist of merchandise for sales. They are accounted for using the weighted average cost and stated at the lower of cost and net realizable value. Net realizable value is the estimated selling price in the ordinary course of business less the estimated costs of completion and the estimated costs necessary to make the sale.

Investment securities

(t)           Investment securities

The classification of investment securities is based on the Company's intent, which is re-evaluated periodically, with respect to those securities. The securities that the Company has positive intent and ability to hold to maturity are classified as held-to-maturity securities and stated at amortized cost. The maturities of the held-to-maturity securities held by the Company generally range from one to ten years. Other investment securities classified as available-for-sale are carried at fair value with unrealized gains and losses recorded in accumulated other comprehensive income (loss) as a component of shareholders' equity. Realized gains and losses and provision for decline in value judged to be other-than-temporary, if any, are recognized in the consolidated income statements. In computing realized gains and losses on available-for-sale securities, the Company determines cost based on amounts paid, including direct costs such as commissions to acquire the security, using the average cost method. Other than the above, the Company has elected the fair value option for certain investments including convertible and exchangeable bonds subscribed. Such fair value option permits the irrevocable election on an instrument-by-instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. The investments accounted for under the fair value option are carried at fair value with realized or unrealized gains and losses recorded in the consolidated income statements.

Interest income from investment securities is recognized using the effective interest method which is reviewed and adjusted periodically based on changes in estimated cash flows. Dividend income is recognized when the right to receive the payment is established.

Investments in equity investees

(u)           Investments in equity investees

Equity investments represent the Company's investments in privately held companies and listed securities. The Company applies the equity method to account for an equity investment in common stock or in-substance common stock, according to ASC 323 "Investment — Equity Method and Joint Ventures," over which it has significant influence but does not own a majority equity interest or otherwise control.

An investment in in-substance common stock is an investment in an entity that has risk and reward characteristics that are substantially similar to that entity's common stock. The Company considers subordination, risks and rewards of ownership and obligation to transfer value when determining whether an investment in an entity is substantially similar to an investment in that entity's common stock.

Under the equity method, the Company's share of the post-acquisition profits or losses of the equity investee is recognized in the consolidated income statements and its share of post-acquisition movements in accumulated other comprehensive income is recognized in other comprehensive income. The Company records its share of the results of such equity investees on a one quarter in arrears basis. The excess of the carrying amount of the investment over the underlying equity in net assets of the equity investee represents goodwill and intangible assets acquired. When the Company's share of losses in the equity investee equals or exceeds its interest in the equity investee, the Company does not recognize further losses, unless the Company has incurred obligations or made payments or guarantees on behalf of the equity investee.

For other equity investments that are not considered as debt securities or equity securities that have readily determinable fair values and over which the Company neither has significant influence nor control through investment in common stock or in-substance common stock, the cost method is used.

Under the cost method, the Company carries the investment at cost and recognizes income to the extent of dividends received from the distribution of the equity investee's post-acquisition profits.

Property and equipment, net

(v)           Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and any impairment loss. Depreciation is computed using the straight-line method with no residual value based on the estimated useful lives of the various classes of assets, which range as follows:

Computer equipment and software	3 – 5 years
Furniture, office and transportation equipment	3 – 10 years
Buildings	20 – 50 years
Property improvements	shorter of remaining lease period or estimated useful life

Construction in progress represents buildings and related premises under construction, which is stated at actual construction cost less any impairment loss. Construction in progress is transferred to the respective category of property and equipment when completed and ready for its intended use.

Costs of repairs and maintenance are expensed as incurred and asset improvements are capitalized. The cost and related accumulated depreciation of assets disposed of or retired are removed from the accounts, and any resulting gain or loss is reflected in the consolidated income statements.

Land use rights, net

(w)          Land use rights, net

Land use rights represent lease prepayments to the local government authorities. Land use rights are carried at cost less accumulated amortization and any impairment loss. Amortization is provided to write off the cost of lease prepayments on a straight-line basis over the period of the right which is 30 – 50 years.

Intangible assets other than licensed copyrights

(x)           Intangible assets other than licensed copyrights

Intangible assets mainly include those acquired through business combinations and purchased intangible assets. Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the "contractual-legal" or "separability" criterion. Intangible assets arising from business combinations are recognized and measured at fair value upon acquisition. Purchased intangible assets are initially recognized and measured at cost upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

User base and customer relationships	1 – 16 years
Trade names, trademarks and domain names	3 – 20 years
Developed technology and patents	2 – 5 years
Non-compete agreements	over the contracted term up to 6 years

Licensed copyrights

(y)           Licensed copyrights

Licensed copyrights related to titles to movies, television series, variety shows, animations and other video content acquired from external parties are carried at the lower of unamortized cost or net realizable value. The terms of the licenses for professionally produced content vary depending on the type of content and producers, but the terms for movies and television serial dramas typically range from six months to ten years. Licensed copyrights are presented in the consolidated balance sheets as current assets under prepayments, receivables and other assets, or non-current assets under intangible assets, net, based on estimated time of usage. Licensed copyrights are generally amortized using an accelerated method based on historical viewership consumption patterns. Estimates of the consumption patterns for licensed copyrights are reviewed periodically and revised if necessary. For the years ended March 31, 2016, 2017 and 2018, amortization expenses in connection with the licensed copyrights of RMB347 million, RMB3,886 million and RMB6,111 million were recorded in cost of revenue within the Company's digital media and entertainment segment.

On a periodic basis, the Company evaluates the program usefulness of its licensed copyrights pursuant to the guidance in ASC 920 "Entertainment — Broadcasters" which provides that such rights be reported at the lower of unamortized cost or estimated net realizable value. When there is a change in the expected usage of licensed copyrights, the Company estimates net realizable value of licensed copyrights to determine if any impairment exists. The net realizable value of licensed copyrights is determined by estimating the expected cash flows from advertising, less any direct costs, over the remaining useful lives of such licensed copyrights. The Company estimates advertising cash flows for each category of content separately. Estimates that impact advertising cash flows include anticipated levels of demand for the Company's advertising services and the expected selling prices of the Company's advertisements on the entertainment distribution platforms. For the years ended March 31, 2016, 2017 and 2018, impairment charges in connection with the licensed copyrights of nil, RMB857 million and RMB801 million were recorded in cost of revenue within the Company's digital media and entertainment segment.

Goodwill

(z)           Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company's acquisitions of interests in its subsidiaries. Goodwill is not amortized but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that it might be impaired. The Company first assesses qualitative factors to determine whether it is necessary to perform the two-step quantitative goodwill impairment test. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. Based on the qualitative assessment, if it is more likely than not that the fair value of a reporting unit is less than the carrying amount, the quantitative impairment test is performed.

In performing the two-step quantitative impairment test, the first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit's goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for the purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, allocation of assets, liabilities and goodwill to reporting units, and determination of the fair value of each reporting unit.

Impairment of long-lived assets other than goodwill and licensed copyrights

(aa)         Impairment of long-lived assets other than goodwill and licensed copyrights

The Company reviews long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, the impairment recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. No impairment of long-lived assets other than investments in equity investees and investment securities was recognized for the years ended March 31, 2016, 2017 and 2018.

Derivatives and hedging

(ab)         Derivatives and hedging

All contracts that meet the definition of a derivative are recognized in the consolidated balance sheets as either assets or liabilities and recorded at fair value. Changes in the fair value of derivatives are either recognized periodically in the consolidated income statements or in other comprehensive income depending on the use of the derivatives and whether they qualify for hedge accounting and are so designated as cash flow hedges, fair value hedges or net investment hedges.

To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception, detailing the particular risk management objective and strategy for the hedge (which includes the item and risk that is being hedged), the derivative that is being used and how hedge effectiveness is being assessed. A derivative has to be effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged. The effectiveness of the hedging relationship is evaluated on a prospective and retrospective basis using qualitative and quantitative measures of correlation. Qualitative methods may include comparison of critical terms of the derivative to those of the hedged item. Quantitative methods include a comparison of the changes in the fair value or discounted cash flow of the hedging instrument to that of the hedged item. A hedging relationship is considered effective if the results of the hedging instrument are within a ratio of 80% to 125% of the results of the hedged item.

Interest rate swaps

Interest rate swaps designated as hedging instruments to hedge against the cash flows attributable to recognized assets or liabilities or forecasted payments may qualify as cash flow hedges. The Company entered into interest rate swap contracts to swap floating interest payments related to certain borrowings for fixed interest payments to hedge the interest rate risk associated with certain forecasted payments and obligations. The effective portion of changes in the fair value of interest rate swaps that are designated and qualify as cash flow hedges is recognized in accumulated other comprehensive income. The gain or loss relating to the ineffective portion is recognized immediately in interest and investment income, net in the consolidated income statements. Amounts in accumulated other comprehensive income shall be reclassified into earnings in the same period during which the hedged forecasted transaction affects earnings.

Forward exchange contracts

Forward exchange contracts designated as hedging instruments to hedge against the future changes in currency exposure of net investments in foreign operations may qualify as net investment hedges. The Company entered into forward exchange contracts to hedge the foreign currency risk associated with investments in net assets of certain subsidiaries with operations in the PRC of which the functional currency is RMB. The effective portion of the changes in fair value of the forward exchange contracts that are designated and qualify as net investment hedges is recognized in accumulated other comprehensive income to offset the cumulative translation adjustments relating to those subsidiaries. The gain or loss relating to the ineffective portion, which is measured based on changes in forward exchange rates, is recognized immediately in other income, net in the consolidated income statements. Amounts accumulated are removed from accumulated other comprehensive income and recognized in the consolidated income statements upon disposal of those subsidiaries. Once the hedge becomes ineffective, hedge accounting is discontinued prospectively.

Changes in the fair value of the derivatives not qualified for hedge accounting are reported in the consolidated income statements. The estimated fair value of the derivatives is determined based on relevant market information. These estimates are calculated with reference to the market rates using industry standard valuation techniques.

Bank borrowing and unsecured senior notes

(ac)         Bank borrowing and unsecured senior notes

Bank borrowings and unsecured senior notes are recognized initially at fair value, net of upfront fees, debt discounts or premiums, debt issuance costs and other incidental fees. Upfront fees, debt discounts or premiums, debt issuance costs and other incidental fees are recorded as a reduction of the proceeds received and the related accretion is recorded as interest expense in the consolidated income statements over the estimated term of the facilities using the effective interest method.

Merchant deposits

(ad)         Merchant deposits

The Company collects deposits representing an annual upfront service fee from merchants on Tmall and AliExpress before the beginning of each calendar year. These deposits are initially recorded as a liability by the Company. Such deposits are refundable to a merchant depending on the level of sales volume that is generated by that merchant on Tmall and AliExpress during the period. If the transaction volume target is not met at the end of each calendar year, the relevant deposits will become non-refundable and such portion of the deposits is recognized as revenue in the consolidated income statements.

Deferred revenue and customer advances

(ae)         Deferred revenue and customer advances

Deferred revenue and customer advances generally represent cash received from customers that relate to goods or services to be provided in the future. Deferred revenue, mainly relating to membership fees and cloud computing services revenue, is stated at the amount of service fees received less the amount previously recognized as revenue upon the provision of the respective services over the terms of the respective service contracts.

Commitments and contingencies

(af)         Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, that cover a wide range of matters. Liabilities for such contingencies are recorded when it is probable that a liability has been incurred and the amount of the liability can be reasonably estimated.

Certain conditions may exist as of the date the consolidated financial statements are issued, which may result in a loss to the Company, but which will only be resolved when one or more future events occur or fail to occur. The Company assesses such contingent liabilities which inherently involves judgment. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company, in consultation with its legal counsel, evaluates the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought therein.

If the assessment of a contingency indicates that it is probable that a material loss has been incurred and the amount of the liability can be estimated, then the estimated liability would be accrued in the consolidated financial statements. If the assessment indicates that a potentially material loss contingency is not probable, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of the reasonably possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Treasury shares

(ag)         Treasury shares

The Company accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account in the consolidated balance sheets. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings. The treasury shares account includes 20,789,596 and 20,789,596 ordinary shares issued at par to wholly-owned subsidiaries of the Company for the purpose of certain equity investment plans for management as of March 31, 2017 and 2018, respectively.

The Company applies the treasury stock method for the accounting of the reciprocal relationship in which Suning (Note 4(ac)) holds ordinary shares of the Company. The treasury shares account includes 5,262,306 and 4,162,856 ordinary shares representing the Company's share of Suning's investment in the Company as of March 31, 2017 and 2018, respectively.

Subscription receivables

(ah)         Subscription receivables

The Company made available loans to certain employees of the Company and its related companies in order to finance their exercise of share options and subscription for ordinary shares of the Company. The participants of all such loans have pledged the ownership of their ordinary shares or restricted shares as security for these loans. The Company also had arrangements with its related companies such that the Company will receive cash reimbursements from its related companies upon the vesting of options and RSUs underlying the Company's ordinary shares granted to their employees. For accounting purposes, loans and reimbursements outstanding with respect to the exercise of vested options and share subscription are recorded as subscription receivables in equity. Further, unvested options that were exercised are recorded as other current liabilities and they are transferred to equity upon vesting.

Statutory reserves

(ai)         Statutory reserves

In accordance with the relevant regulations and their articles of association, subsidiaries of the Company incorporated in the PRC are required to allocate at least 10% of their after-tax profit determined based on the PRC accounting standards and regulations to the general reserve until such reserve has reached 50% of the relevant subsidiary's registered capital. Appropriations to the enterprise expansion fund and staff welfare and bonus fund are at the discretion of the respective board of directors of the subsidiaries. These reserves can only be used for specific purposes and are not transferable to the Company in the form of loans, advances or cash dividends. During the years ended March 31, 2016, 2017 and 2018, appropriations to the general reserve amounted to RMB529 million, RMB836 million and RMB298 million, respectively. No appropriations to the enterprise expansion fund and staff welfare and bonus fund have been made by the Company.

Reclassification of comparative figures

(aj)         Reclassification of comparative figures

In April 2017, the Company adopted Accounting Standards Update ("ASU") 2015-17, "Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes," which was issued by the Financial Accounting Standards Board ("FASB") and effective for the Company for the year ended March 31, 2018 and interim reporting periods during the year ended March 31, 2018. This ASU simplifies the presentation of deferred income taxes by requiring deferred tax assets and liabilities to be classified as non-current in the consolidated balance sheet. The Company adopted the ASU retrospectively to all periods presented and accordingly, the consolidated balance sheet as of March 31, 2017 was retrospectively adjusted with current deferred tax assets amounting to RMB652 million reclassified from current prepayments, receivables and other assets to non-current prepayments, receivables and other assets, and current deferred tax liabilities amounting to RMB207 million reclassified from accrued expenses, accounts payable and other liabilities to deferred tax liabilities.